Equity Incentive Plan	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan

(7) Equity incentive Plans

During 2012, Ollie’s established an equity incentive plan (the “2012 Plan”), under which stock options were granted to executive officers and key employees as deemed appropriate under the provisions of the 2012 Plan, with an exercise price at the fair value of the underlying stock on the date of grant. The vesting period for options granted under the 2012 Plan is five years (20% ratably per year). Options granted under the 2012 Plan are subject to employment for vesting, expire 10 years from the date of grant, and are not transferable other than upon death. As of July 15, 2015, the date of the pricing of the IPO, no additional equity grants will be made under the 2012 Plan.

In connection with the IPO, the Company adopted the 2015 equity incentive plan (the “2015 Plan”) pursuant to which the Company’s Board of Directors may grant stock options, restricted shares or other awards to employees, directors and consultants. The 2015 Plan allows for the issuance of up to 5,250,000 shares. Awards will be made pursuant to agreements and may be subject to vesting and other restrictions as determined by the Board of Directors or the Compensation Committee. The exercise price for stock options is determined at the fair value on the underlying stock on the date of grant. The vesting period for awards granted under the 2015 Plan is generally set at four years (25% ratably per year). Awards are subject to employment for vesting, expire 10 years from the date of grant, and are not transferable other than upon death. The Company uses authorized and unissued shares to satisfy share award exercises. As of October 31, 2015, there were 4,681,800 shares available for grant under the 2015 Plan.

A summary of the Company’s stock option activity and related information for the thirty-nine weeks ended October 31, 2015, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at January 31, 2015	6,010,475	$6.66
Granted	1,353,500	13.47
Forfeited	(43,550)	6.81
Exercised	(54,300)	6.57

Outstanding at October 31, 2015	7,266,125	7.93	7.6

Exercisable at October 31, 2015	3,144,525	6.54	7.0

Pursuant to the anti-dilutive clause in the 2012 Plan, the option exercise price for all options issued prior to the May 27, 2015 dividend were reduced. The exercise prices in the above table have been adjusted retroactively to reflect the reductions.

The compensation cost which has been recorded within selling, general and administrative expenses for the Company’s equity incentive plans was $1.4 million and $3.7 million for the thirteen and thirty-nine weeks ended October 31, 2015, respectively and $1.0 million and $2.9 million for the thirteen weeks and thirty-nine weeks ended November 1, 2014, respectively.

As of October 31, 2015, there was $14.9 million of total unrecognized compensation cost related to non-vested stock-based compensation arrangements. That cost is expected to be recognized over a weighted average period of 3.1 years as of October 31, 2015. Awards with graded vesting are recognized using the straight-line method.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including the fair value of the Company’s common stock and for stock options, the expected life of the option and expected stock price volatility. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The expected life of stock options was estimated using the “simplified method,” as the Company has no historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of option grants. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option.

The weighted average grant date fair value per option for options granted during the thirty-nine weeks ended October 31, 2015 and November 1, 2014 was $5.03 and $3.52, respectively. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table:

	Thirty-nine weeks ended
	October 31, 2015	November 1, 2014
Risk-free interest rate	1.99%	2.08%
Expected dividend yield	—	—
Expected term (years)	6.4 years	6.5 years
Expected volatility	31.67%	32.50%

(8) Equity incentive plan

During 2012, Ollie’s established an equity incentive plan (the 2012 Plan), under which stock options are granted to executive officers and key employees as deemed appropriate under the provisions of the 2012 Plan, with an exercise price at the fair value of the underlying stock on the date of grant. The vesting period for options is five years (20% ratably per year). Options granted under the 2012 Plan are subject to employment for vesting, expire 10 years from the date of grant, and are not transferable other than upon death. The Company uses authorized and unissued shares to satisfy share award exercise. As of January 31, 2015 and February 1, 2014 there were 1,596,890 shares and 2,321,390 shares, respectfully, of the Company’s common stock available for grant under the 2012 plan.

A summary of the Company’s stock option activity and related information follows for the fiscal years ended January 31, 2015 and February 1, 2014 (in thousands, except share and per share amounts):

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Outstanding at January 2, 2013	5,152,575	$8.70
Granted	379,500	8.70
Forfeited	(253,000)	8.70

Outstanding at February 1, 2014	5,279,075	8.70
Granted	920,000	9.17
Forfeited	(188,600)	7.88

Outstanding at January 31, 2015	6,010,475	7.68	7.9	$23,691

Exercisable at January 31, 2015	2,010,890	7.50	7.7	$8,291

The compensation cost which has been recorded within selling, general & administrative expense for the Company’s equity incentive plan was $3.8 million and $3.4 million for fiscal years 2014 and 2013, respectively. The Company recognized $1.4 million and $1.3 million in income tax benefit in the fiscal years 2014 and 2013, respectively consolidated statements of income for share-based award compensation.

As of January 31, 2015 and February 1, 2014, there was $11.8 million and $12.8 million, respectively, of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the 2012 Plan. That cost is expected to be recognized over a weighted average period of 3.9 years and 4.2 years as of January 31, 2015 and February 1, 2014, respectively. Awards with graded vesting are recognized using the straight-line method.

In April 2014 the Company entered into an additional term loan borrowing of $60.0 million. The proceeds were used for a one-time cash dividend to the stockholders of the Company (see Note 5). In lieu of a pro-rata share of the one-time cash dividend, the option exercise price was reduced to $7.49 from $8.70 for all options issued prior to the dividend declaration date. The 2012 Plan includes provisions that require equitable adjustment to the outstanding option awards in the event of certain equity transactions including stock splits, recapitalizations, or dividends, among others, therefore the revision to the exercise price had no accounting impact.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including the fair value of the Company’s common stock and for stock options, the expected life of the option and expected stock price volatility. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgement. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The expected life of stock options was estimated using the “simplified method,” as the Company has no historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. Since the Company’s shares are not publicly traded, for stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of option grants. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option.

The weighted average grant date fair value per option for options granted during the fiscal years ended January 31, 2015 and February 1, 2014 was $3.57 and $3.38, respectively. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table:

	Fiscal year ended
	January 31, 2015	February 1, 2014
Risk-free interest rate	2.22%	1.54%
Expected dividend yield	—	—
Expected term (years)	6.5 years	6.5 years
Expected volatility	34.80%	36.35%